SUPPLEMENT Dated July 22, 2011
To The Current Prospectus

ING GoldenSelect Access	ING SmartDesign Advantage
ING GoldenSelect ESII	ING SmartDesign Signature
ING GoldenSelect Landmark	ING SmartDesign Variable Annuity
ING GoldenSelect Premium Plus	ING GoldenSelect Opportunities
ING Architect Variable Annuity	ING GoldenSelect Legends
ING GoldenSelect DVA Plus	ING Equi-Select

Issued By ING USA Annuity and Life Insurance Company
Through Its Separate Account B and Its Separate Account EQ

And

ING Empire Traditions Variable Annuity
ING Empire Innovations Variable Annuity
ING Architect New York Variable Annuity

Issued By ReliaStar Life Insurance Company of New York
Through Its Separate Account NY-B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our
Customer Contact Center at 1-800-366-0066.

Please be advised that effective July 1, 2011, the subadviser for the ING Clarion Global Real Estate
Portfolio and the ING Clarion Real Estate Portfolio has changed its name from ING Clarion Real
Estate Securities LLC to CBRE Clarion Securities LLC.

All references in the Prospectuses to the ING Clarion Global Real Estate Portfolio’s and the ING Clarion
Real Estate Portfolio’s subadviser are changed accordingly.

The Portfolios’ investment objectives and principal investment strategies have not changed as a result of the subadviser name change. Both Portfolios are currently closed to new investments.

X.CGCL-11	07/2011

SUPPLEMENT Dated July 22, 2011
To The Current Prospectus

ING PrimElite

Issued By ING USA Annuity and Life Insurance Company
Through Its Separate Account EQ

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our
Customer Contact Center at 1-800-366-0066.

Please be advised that effective July 1, 2011, the subadviser for the ING Clarion Real Estate Portfolio has changed its name from ING Clarion Real Estate Securities LLC to CBRE Clarion Securities LLC.

All references in the Prospectus to the ING Clarion Real Estate Portfolio’s subadviser are changed accordingly.

The Portfolio’s investment objective and principal investment strategy have not changed as a result of the subadviser name change. The Portfolio is currently closed to new investments.

X.PECL-11	07/2011